Long-term Investments- Equity Method Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity investments:
Impairment of equity method investments			¥ 0	¥ 0	¥ 0
Changzhou Huixiang New Energy Auto Parts Co., Ltd [Member]
Equity investments:
Equity interest (as a percent)	87.34%	49.00%
Total consideration	¥ 87,040	¥ 73,500